Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2035 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 1, 2018 (SEC Accession No. 0000912938-18-000063).